Accounts Receivable - Schedule of Accounts Receivable, Net (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 86,035		$ 78,331			$ 67,583
Allowance for doubtful accounts and sales reserves	(4,218)	$ (3,931)	(4,224)	$ (3,918)	$ (4,482)	(3,970)	$ (3,024)	$ (6,472)
Accounts receivable–net	$ 81,817		$ 74,107			$ 63,613